Leases - Schedule of Future Minimum Rent Payments Under the Operating Lease (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Year ending December 31, 2025	$ 131,440	$ 128,520
Year ending December 31, 2026	125,400	131,440
Year ending December 31, 2027	82,880	125,400
Year ending December 31, 2028		82,880
Year ending December 31, 2029		0
Total future minimum lease payments	372,330	468,240
Less: Imputed interest	(83,066)	(126,066)
Present value of payments	$ 289,264	$ 342,174	$ 0